Expense Example {- Fidelity Small Cap Discovery Fund} - 04.30 Fidelity Small Cap Discovery Fund PRO-08 - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774